Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	AUGUSTAR VARIABLE INSURANCE PRODUCTS FUND INC
Entity Central Index Key	0000315754
Document Period End Date	Jun. 30, 2024
C000021418 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
Class Name	AVIP S&P 500® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P 500® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500® Index Portfolio	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 1,212,679,392
Holdings Count | Holding	505
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,212,679,392
Total number of portfolio holdings	505
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

C000021421 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
Class Name	AVIP Nasdaq-100® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Nasdaq-100® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100® Index Portfolio	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 273,466,892
Holdings Count | Holding	104
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$273,466,892
Total number of portfolio holdings	104
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	8.6%
Apple, Inc.	8.4%
NVIDIA Corp.	7.9%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.5%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.5%
Tesla, Inc.	2.5%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	8.6%
Apple, Inc.	8.4%
NVIDIA Corp.	7.9%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.5%
Alphabet, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Costco Wholesale Corp.	2.5%
Tesla, Inc.	2.5%

C000179131 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Balanced Model Portfolio
Class Name	AVIP Balanced Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 755,956,622
Holdings Count | Holding	21
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$755,956,622
Total number of portfolio holdings	21
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	16.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
AVIP S&P MidCap 400® Index Portfolio	10.0%
PIMCO Total Return Institutional	9.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	6.0%
DFA International Core Equity Portfolio Institutional	5.0%
Western Asset Core Plus Bond IS	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	16.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
AVIP S&P MidCap 400® Index Portfolio	10.0%
PIMCO Total Return Institutional	9.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	6.0%
DFA International Core Equity Portfolio Institutional	5.0%
Western Asset Core Plus Bond IS	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%

C000218947 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP iShares Managed Risk Balanced Portfolio
Class Name	AVIP iShares Managed Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Balanced Portfolio	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 568,454,696
Holdings Count | Holding	23
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$568,454,696
Total number of portfolio holdings	23
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	36.6%
iShares Core S&P 500 ETF	17.8%
iShares Russell 1000 ETF	13.8%
BlackRock Ultra Short-Term Bond ETF	9.3%
iShares Core MSCI EAFE ETF	6.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.7%
iShares MSCI EAFE ETF	4.6%
iShares Core MSCI Emerging Markets ETF	2.5%
iShares Russell 1000 Value ETF	1.9%
iShares MSCI Emerging Markets ETF	0.7%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	36.6%
iShares Core S&P 500 ETF	17.8%
iShares Russell 1000 ETF	13.8%
BlackRock Ultra Short-Term Bond ETF	9.3%
iShares Core MSCI EAFE ETF	6.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.7%
iShares MSCI EAFE ETF	4.6%
iShares Core MSCI Emerging Markets ETF	2.5%
iShares Russell 1000 Value ETF	1.9%
iShares MSCI Emerging Markets ETF	0.7%

C000218950 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
Class Name	AVIP Intech U.S. Low Volatility Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 665,700,440
Holdings Count | Holding	132
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$665,700,440
Total number of portfolio holdings	132
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	5.1%
Apple, Inc.	4.6%
NVIDIA Corp.	3.6%
Walmart, Inc.	3.5%
AbbVie, Inc.	3.1%
Lockheed Martin Corp.	2.7%
McKesson Corp.	2.4%
Merck & Co., Inc.	2.3%
Kroger Co. / The	2.0%
Altria Group, Inc.	2.0%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	5.1%
Apple, Inc.	4.6%
NVIDIA Corp.	3.6%
Walmart, Inc.	3.5%
AbbVie, Inc.	3.1%
Lockheed Martin Corp.	2.7%
McKesson Corp.	2.4%
Merck & Co., Inc.	2.3%
Kroger Co. / The	2.0%
Altria Group, Inc.	2.0%

C000021436 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Class Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM® Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM® Equity Growth Portfolio	$43	0.78%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
Net Assets	$ 130,853,596
Holdings Count | Holding	121
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$130,853,596
Total number of portfolio holdings	121
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	13.3%
Apple, Inc.	11.7%
Alphabet, Inc. Class A	5.2%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Uber Technologies, Inc.	4.2%
Eli Lilly & Co.	2.9%
Boston Scientific Corp.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.3%
Netflix, Inc.	2.0%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	13.3%
Apple, Inc.	11.7%
Alphabet, Inc. Class A	5.2%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.7%
Uber Technologies, Inc.	4.2%
Eli Lilly & Co.	2.9%
Boston Scientific Corp.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.3%
Netflix, Inc.	2.0%

C000179130 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Moderately Conservative Model Portfolio
Class Name	AVIP Moderately Conservative Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 188,638,582
Holdings Count | Holding	19
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$188,638,582
Total number of portfolio holdings	19
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500® Index Portfolio	14.0%
PIMCO Total Return Institutional	13.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	8.0%
Western Asset Core Plus Bond IS	7.0%
AVIP S&P MidCap 400® Index Portfolio	7.0%
AVIP Federated High Income Bond Portfolio	5.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.1%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500® Index Portfolio	14.0%
PIMCO Total Return Institutional	13.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	8.0%
Western Asset Core Plus Bond IS	7.0%
AVIP S&P MidCap 400® Index Portfolio	7.0%
AVIP Federated High Income Bond Portfolio	5.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.1%

C000179133 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Growth Model Portfolio
Class Name	AVIP Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 346,502,823
Holdings Count | Holding	20
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$346,502,823
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	14.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	14.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%

C000021416 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
Class Name	AVIP AB Mid Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 78,294,655
Holdings Count | Holding	584
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$78,294,655
Total number of portfolio holdings	584
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.7%
Manhattan Associates, Inc.	0.6%
Pure Storage, Inc. Class A	0.6%
TechnipFMC PLC	0.6%
Wingstop, Inc.	0.6%
Viking Holdings Ltd.	0.6%
Natera, Inc.	0.6%
Monolithic Power Systems, Inc.	0.6%
First Citizens BancShares, Inc. Class A	0.6%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Stifel Financial Corp.	0.8%
Lennox International, Inc.	0.7%
Manhattan Associates, Inc.	0.6%
Pure Storage, Inc. Class A	0.6%
TechnipFMC PLC	0.6%
Wingstop, Inc.	0.6%
Viking Holdings Ltd.	0.6%
Natera, Inc.	0.6%
Monolithic Power Systems, Inc.	0.6%
First Citizens BancShares, Inc. Class A	0.6%

C000218949 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP iShares Managed Risk Growth Portfolio
Class Name	AVIP iShares Managed Risk Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Growth Portfolio	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 448,244,689
Holdings Count | Holding	19
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$448,244,689
Total number of portfolio holdings	19
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	41.5%
iShares Core MSCI EAFE ETF	17.0%
iShares Core U.S. Aggregate Bond ETF	15.0%
iShares Russell 1000 ETF	10.9%
iShares Core MSCI Emerging Markets ETF	7.3%
BlackRock Ultra Short-Term Bond ETF	2.3%
iShares MSCI EAFE ETF	1.9%
iShares Russell 1000 Value ETF	1.8%
iShares MSCI Emerging Markets ETF	0.9%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core S&P 500 ETF	41.5%
iShares Core MSCI EAFE ETF	17.0%
iShares Core U.S. Aggregate Bond ETF	15.0%
iShares Russell 1000 ETF	10.9%
iShares Core MSCI Emerging Markets ETF	7.3%
BlackRock Ultra Short-Term Bond ETF	2.3%
iShares MSCI EAFE ETF	1.9%
iShares Russell 1000 Value ETF	1.8%
iShares MSCI Emerging Markets ETF	0.9%

C000232289 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP AB Relative Value Portfolio
Class Name	AVIP AB Relative Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 125,230,523
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$125,230,523
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Regeneron Pharmaceuticals, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc. Class B	3.6%
Wells Fargo & Co.	3.6%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Regeneron Pharmaceuticals, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc. Class B	3.6%
Wells Fargo & Co.	3.6%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%

C000021428 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
Class Name	AVIP S&P MidCap 400® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400® Index Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400® Index Portfolio	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 528,945,880
Holdings Count | Holding	403
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$528,945,880
Total number of portfolio holdings	403
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Pure Storage, Inc. Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Pure Storage, Inc. Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

C000021432 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
Class Name	AVIP BlackRock Advantage International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 349,771,297
Holdings Count | Holding	246
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$349,771,297
Total number of portfolio holdings	246
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country Weightings
% of Net Assets
Japan	20.3
United Kingdom	14.7
Germany	10.2
France	8.9
Switzerland	7.8
Netherlands	6.0
Australia	5.9
Denmark	4.2
Spain	4.1
Sweden	3.2
Portfolio Composition

Sector Allocation

C000179132 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Moderate Growth Model Portfolio
Class Name	AVIP Moderate Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,448,199,686
Holdings Count | Holding	21
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,448,199,686
Total number of portfolio holdings	21
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	12.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.1%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
PIMCO Total Return Institutional	5.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
AVIP Bond Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
AVIP S&P 500® Index Portfolio	18.9%
AVIP S&P MidCap 400® Index Portfolio	12.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.1%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
PIMCO Total Return Institutional	5.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
AVIP Bond Portfolio	4.0%

C000218948 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP iShares Managed Risk Moderate Growth Portfolio
Class Name	AVIP iShares Managed Risk Moderate Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP iShares Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP iShares Managed Risk Moderate Growth Portfolio	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 492,182,028
Holdings Count | Holding	19
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$492,182,028
Total number of portfolio holdings	19
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.1%
iShares Core S&P 500 ETF	29.8%
iShares Russell 1000 ETF	12.4%
iShares Core MSCI EAFE ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares MSCI EAFE ETF	2.8%
iShares Russell 1000 Value ETF	2.0%
iShares MSCI Emerging Markets ETF	1.0%
BlackRock Ultra Short-Term Bond ETF	0.7%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
iShares Core U.S. Aggregate Bond ETF	35.1%
iShares Core S&P 500 ETF	29.8%
iShares Russell 1000 ETF	12.4%
iShares Core MSCI EAFE ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares MSCI EAFE ETF	2.8%
iShares Russell 1000 Value ETF	2.0%
iShares MSCI Emerging Markets ETF	1.0%
BlackRock Ultra Short-Term Bond ETF	0.7%

C000218951 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Federated Core Plus Bond Portfolio
Class Name	AVIP Federated Core Plus Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated Core Plus Bond Portfolio	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 565,446,096
Holdings Count | Holding	810
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$565,446,096
Total number of portfolio holdings	810
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	4.5%
U.S. Treasury Note 2.875%, 05/15/2052	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.6%
Federated Hermes Core Trust - Emerging Markets Core Fund	3.1%
U.S. Treasury Note 0.875%, 06/30/2026	2.9%
U.S. Treasury Note 2.750%, 04/30/2027	2.1%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.7%
U.S. Treasury Note 4.500%, 11/15/2033	1.3%
Fannie Mae Pool FN MA4562 2.000%, 03/01/2052	1.2%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	4.5%
U.S. Treasury Note 2.875%, 05/15/2052	4.0%
U.S. Treasury Note 3.875%, 11/30/2027	3.6%
Federated Hermes Core Trust - Emerging Markets Core Fund	3.1%
U.S. Treasury Note 0.875%, 06/30/2026	2.9%
U.S. Treasury Note 2.750%, 04/30/2027	2.1%
U.S. Treasury Note 4.000%, 01/31/2029	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.7%
U.S. Treasury Note 4.500%, 11/15/2033	1.3%
Fannie Mae Pool FN MA4562 2.000%, 03/01/2052	1.2%

C000021420 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 196,831,626
Holdings Count | Holding	153
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$196,831,626
Total number of portfolio holdings	153
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Berkshire Hathaway, Inc. Class B	2.8%
JPMorgan Chase & Co.	2.5%
Comcast Corp. Class A	1.8%
Medtronic PLC	1.6%
Walmart, Inc.	1.5%
Exxon Mobil Corp.	1.5%
Stryker Corp.	1.5%
Gilead Sciences, Inc.	1.5%
Eaton Corp. PLC	1.4%
Chevron Corp.	1.3%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Berkshire Hathaway, Inc. Class B	2.8%
JPMorgan Chase & Co.	2.5%
Comcast Corp. Class A	1.8%
Medtronic PLC	1.6%
Walmart, Inc.	1.5%
Exxon Mobil Corp.	1.5%
Stryker Corp.	1.5%
Gilead Sciences, Inc.	1.5%
Eaton Corp. PLC	1.4%
Chevron Corp.	1.3%

C000021423 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Class Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 136,836,506
Holdings Count | Holding	330
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$136,836,506
Total number of portfolio holdings	330
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Franklin Electric Co., Inc.	1.3%
UFP Industries, Inc.	1.2%
Abercrombie & Fitch Co. Class A	1.1%
Boise Cascade Co.	1.0%
EMCOR Group, Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Varonis Systems, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.9%
ExlService Holdings, Inc.	0.9%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Franklin Electric Co., Inc.	1.3%
UFP Industries, Inc.	1.2%
Abercrombie & Fitch Co. Class A	1.1%
Boise Cascade Co.	1.0%
EMCOR Group, Inc.	0.9%
Ensign Group, Inc. / The	0.9%
Comfort Systems U.S.A., Inc.	0.9%
Varonis Systems, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.9%
ExlService Holdings, Inc.	0.9%

C000021431 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
Class Name	AVIP BlackRock Balanced Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 415,729,340
Holdings Count | Holding	201
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$415,729,340
Total number of portfolio holdings	201
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	6.4%
Apple, Inc.	5.9%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	2.3%
Meta Platforms, Inc. Class A	1.7%
Alphabet, Inc. Class C	1.5%
Eli Lilly & Co.	1.5%
Mastercard, Inc. Class A	1.4%
Visa, Inc.	1.3%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	6.4%
Apple, Inc.	5.9%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	2.3%
Meta Platforms, Inc. Class A	1.7%
Alphabet, Inc. Class C	1.5%
Eli Lilly & Co.	1.5%
Mastercard, Inc. Class A	1.4%
Visa, Inc.	1.3%

C000021415 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP AB Small Cap Portfolio
Class Name	AVIP AB Small Cap Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 112,659,497
Holdings Count | Holding	496
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$112,659,497
Total number of portfolio holdings	496
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Fabrinet	1.3%
SPX Technologies, Inc.	1.2%
SPS Commerce, Inc.	1.2%
Boot Barn Holdings, Inc.	1.0%
AeroVironment, Inc.	0.9%
Altair Engineering, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Meritage Homes Corp.	0.8%
PROCEPT BioRobotics Corp.	0.8%
Chefs' Warehouse, Inc. / The	0.8%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Fabrinet	1.3%
SPX Technologies, Inc.	1.2%
SPS Commerce, Inc.	1.2%
Boot Barn Holdings, Inc.	1.0%
AeroVironment, Inc.	0.9%
Altair Engineering, Inc. Class A	0.9%
StepStone Group, Inc. Class A	0.9%
Meritage Homes Corp.	0.8%
PROCEPT BioRobotics Corp.	0.8%
Chefs' Warehouse, Inc. / The	0.8%

C000021419 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Federated High Income Bond Portfolio
Class Name	AVIP Federated High Income Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated High Income Bond Portfolio	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 120,947,862
Holdings Count | Holding	437
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$120,947,862
Total number of portfolio holdings	437
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/2027	1.1%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	1.1%
McAfee Corp. 7.375%, 02/15/2030	1.0%
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	1.0%
Garda World Security Corp. 9.500%, 11/01/2027	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/2027	1.1%
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030	1.1%
McAfee Corp. 7.375%, 02/15/2030	1.0%
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.0%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	1.0%
Garda World Security Corp. 9.500%, 11/01/2027	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.9%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%

C000021422 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 340,824,651
Holdings Count | Holding	114
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$340,824,651
Total number of portfolio holdings	114
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	8.3%
Apple, Inc.	7.6%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	5.0%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.1%
Alphabet, Inc. Class C	1.9%
Mastercard, Inc. Class A	1.9%
Eli Lilly & Co.	1.9%
Visa, Inc.	1.8%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	8.3%
Apple, Inc.	7.6%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	5.0%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.1%
Alphabet, Inc. Class C	1.9%
Mastercard, Inc. Class A	1.9%
Eli Lilly & Co.	1.9%
Visa, Inc.	1.8%

C000141102 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP AB Risk Managed Balanced Portfolio
Class Name	AVIP AB Risk Managed Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Risk Managed Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Risk Managed Balanced Portfolio	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 1,359,622,706
Holdings Count | Holding	927
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$1,359,622,706
Total number of portfolio holdings	927
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Microsoft Corp.	3.4%
U.S. Treasury Note 1.875%, 02/15/2032	2.3%
NVIDIA Corp.	2.3%
Alphabet, Inc. Class C	2.0%
U.S. Treasury Note 3.375%, 05/15/2033	1.8%
Amazon.com, Inc.	1.6%
U.S. Treasury Note 3.875%, 08/15/2033	1.5%
U.S. Treasury Note 3.250%, 05/15/2042	1.5%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,500	1.4%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,700	1.3%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Microsoft Corp.	3.4%
U.S. Treasury Note 1.875%, 02/15/2032	2.3%
NVIDIA Corp.	2.3%
Alphabet, Inc. Class C	2.0%
U.S. Treasury Note 3.375%, 05/15/2033	1.8%
Amazon.com, Inc.	1.6%
U.S. Treasury Note 3.875%, 08/15/2033	1.5%
U.S. Treasury Note 3.250%, 05/15/2042	1.5%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,500	1.4%
S&P 500 Index Call Option, Expiration December 2025, Exercise price $4,700	1.3%

C000047872 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Class Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
Net Assets	$ 502,923,835
Holdings Count | Holding	90
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$502,923,835
Total number of portfolio holdings	90
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
NVIDIA Corp.	9.8%
Microsoft Corp.	8.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. Class A	4.8%
Broadcom, Inc.	3.8%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	3.2%
Mastercard, Inc. Class A	2.6%
Costco Wholesale Corp.	2.1%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
NVIDIA Corp.	9.8%
Microsoft Corp.	8.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. Class A	4.8%
Broadcom, Inc.	3.8%
Alphabet, Inc. Class C	3.2%
Eli Lilly & Co.	3.2%
Mastercard, Inc. Class A	2.6%
Costco Wholesale Corp.	2.1%

C000021430 [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
Class Name	AVIP Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses - What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 217,950,532
Holdings Count | Holding	143
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2024)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$217,950,532
Total number of portfolio holdings	143
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2024)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Portfolio Holdings
Lear Corp. 4.250%, 05/15/2029	1.8%
Marriott International, Inc. 4.900%, 04/15/2029	1.4%
Amgen, Inc. 5.600%, 03/02/2043	1.4%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Ares Capital Corp. 3.200%, 11/15/2031	1.3%
MPLX LP 5.000%, 03/01/2033	1.3%
Hasbro, Inc. 3.900%, 11/19/2029	1.3%
Consolidated Edison Co. of New York, Inc. 5.700%, 05/15/2054	1.1%
RPM International, Inc. 4.250%, 01/15/2048	1.1%
Philip Morris International, Inc. 3.375%, 08/15/2029	1.1%
Portfolio Composition

Sector Allocation

Largest Holdings [Text Block]
Top 10 Portfolio Holdings
Lear Corp. 4.250%, 05/15/2029	1.8%
Marriott International, Inc. 4.900%, 04/15/2029	1.4%
Amgen, Inc. 5.600%, 03/02/2043	1.4%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Ares Capital Corp. 3.200%, 11/15/2031	1.3%
MPLX LP 5.000%, 03/01/2033	1.3%
Hasbro, Inc. 3.900%, 11/19/2029	1.3%
Consolidated Edison Co. of New York, Inc. 5.700%, 05/15/2054	1.1%
RPM International, Inc. 4.250%, 01/15/2048	1.1%
Philip Morris International, Inc. 3.375%, 08/15/2029	1.1%